PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Index Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 3.9%
171,663  Vanguard Long-Term
Treasury ETF
$ 9,502,405
1.0
587,465
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
28,455,689
2.9
Total Exchange-Traded
Funds
(Cost $38,243,902)
37,958,094
3.9
MUTUAL FUNDS : 96.0%
Affiliated Investment Companies : 96.0%
60,215  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
4,684,135
0.5
1,037,060  Voya U.S. Bond Index
Portfolio - Class I
9,416,507
1.0
4,998,035  Voya VACS Index
Series EM Portfolio
76,270,016
7.9
18,196,404  Voya VACS Index
Series I Portfolio
257,115,191
26.7
2,883,555  Voya VACS Index
Series MC Portfolio
38,207,102
4.0
32,707,392  Voya VACS Index
Series S Portfolio
509,581,160
52.9
2,461,577  Voya VACS Index
Series SC Portfolio
28,677,373
3.0
Total Mutual Funds
(Cost $729,316,160)
923,951,484
96.0
Total Long-Term
Investments
(Cost $767,560,062)
961,909,578
99.9
Total Investments in
Securities
(Cost $767,560,062) $ 961,909,578 99.9
Assets in Excess of
Other Liabilities 847,722 0.1
Net Assets $ 962,757,300 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Index Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 37,958,094 $ — $ — $ 37,958,094
Mutual Funds 923,951,484 — — 923,951,484
Total Investments, at fair value $ 961,909,578 $ — $ — $ 961,909,578
Other Financial Instruments+
Futures 39,004 — — 39,004
Total Assets $ 961,948,582 $ — $ — $ 961,948,582
Liabilities Table
Other Financial Instruments+
Futures $ (337,644) $ — $ — $ (337,644)
Total Liabilities $ (337,644) $ — $ — $ (337,644)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
$ — $ 4,686,502 $ (4,776) $ 2,409 $ 4,684,135 $ — $ — $ —
Voya U.S. Bond Index Portfolio -
Class I
8,825,053 2,858,563 (2,120,859) (146,250) 9,416,507 93,216 35,944 —
Voya VACS Index Series EM
Portfolio
68,354,285 14,595,686 (4,992,973) (1,686,982) 76,270,016 — 2,492,885 —
Voya VACS Index Series I Portfolio
264,625,588 15,557,979 (18,098,073) (4,970,303) 257,115,191 — 8,740,875 —
Voya VACS Index Series MC
Portfolio
42,379,047 2,775,886 (6,500,744) (447,087) 38,207,102 — 1,173,961 —
Voya VACS Index Series S
Portfolio
535,210,077 23,164,540 (15,583,808) (33,209,649) 509,581,160 — 9,563,491 —
Voya VACS Index Series SC
Portfolio
30,912,107 390,258 (2,471,146) (153,846) 28,677,373 — 482,752 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
33,709,231 2,047,514 (6,895,030) (406,026) 28,455,689 406,134 (53,445) —
$ 984,015,388 $ 66,076,928 $ (56,667,409) $ (41,017,734) $ 952,407,173 $ 499,350 $ 22,436,463 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Index Solution 2050 Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 218 06/30/26 $ 23,583,172 $ (337,644)
$ 23,583,172 $ (337,644)
Short Contracts:
3-month SOFR (98) 09/15/26 (23,602,075) 39,004
$ (23,602,075) $ 39,004
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 194,680,178
Gross Unrealized Depreciation (330,662)
Net Unrealized Appreciation $ 194,349,516